Goodwill, Impairment Test (Details) - USD ($) $ in Billions	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Impairment Test [Abstract]
Goodwill impairment charge	$ 0.9	$ 2.8	$ 0.0
Additional impairment charges	$ 1.9
Micro Focus CGU [Member]
Impairment Test [Abstract]
CGU recoverable amount		$ 9.3